SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

On July 15, 2025, the Company issued an additional 8,333 shares of restricted common stock to Gabriel Del Virginia and Terrence Tierney per the terms of their respective Director Services Agreements. Also, on July 15, 2025, the Company issued an additional 8,400 shares of restricted common stock to David Spiegel per the terms of his Director Services Agreement.

On July 21, 2025, the Company entered into a new Promissory Note and Loan Agreement with CWR (“CWR Note II”).

The Note incorporates the following material terms:

The Company may draw up to $150,000 per the terms of the CWR Note II. The Company is required to meet certain milestones as more fully described in the Note in order to draw funds from CWR.

The CWR Note II shall mature and be payable in full on or before October 31, 2025, or immediately upon other events as disclosed in the CWR Note II.

The initial interest rate shall be 12% APR accruing on a calendar quarterly basis. In the event the CWR Note II is not paid in full on or before October 31, 2025, then the interest rate shall be equal to the prime interest rate as published on the first day of each month in the Wall Street Journal – Money Rates plus 7%.

As of the date of this filing the Company has received draws pursuant to the terms of the Note in the amount of $113,000.

CWR, an affiliate of the Company, owns or controls approximately 21% of the issued and outstanding shares of the common stock of the Company. Additionally, CWR owns ninety (90) shares of the Company’s Class A Convertible Preferred Stock (“Preferred Stock”) representing 1,012,500 voting shares pursuant to the terms of the Certificate of Designation of the Preferred Stock. Daniel Gordon, CWR’s manager controls or beneficially owns approximately 27% of the issued and outstanding common stock of the Company; therefore, Mr. Gordon has voting control over approximately 48% of the issued and outstanding shares of the Company’s common stock.

On July 23, 2025, the Company, Polomar Merger Sub, Inc., a Nevada corporation and wholly owned subsidiary of the Company (“Merger Sub”) and Altanine Inc., a Nevada corporation (“Altanine”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, subject to the terms and conditions of the Merger Agreement, Merger Sub will merge with and into Altanine, with Altanine continuing as the surviving company (the “Surviving Company”) and a wholly owned subsidiary of the Company (the “Altanine Merger”).

The Merger Agreement requires Polomar to effect a reverse stock split in order to achieve a $10.00 per share price of its Common Stock

Following the consummation of the Altanine Merger, former common stockholders of Altanine are expected to own an aggregate of approximately 80% of the then-issued and outstanding shares of Company common stock and current common stockholders of the Company are expected to own an aggregate of approximately 20% of the then-issued and outstanding shares of Company common stock. The Company also agreed to assume Altanine’s existing incentive plan and all outstanding options granted by Altanine, as adjusted by the Exchange Ratio. Additionally, at the Effective Time, all unexercised and unexpired warrants to purchase shares of Altanine common stock or preferred stock, then outstanding shall be converted into and become a warrant to purchase the Company’s common stock, as adjusted by the Exchange Ratio.

The board of directors of the Company (the “Board”) and of Altanine unanimously approved the Merger Agreement and the transactions contemplated thereby.

The foregoing summary of the Altanine Merger Agreement and the Altanine Merger does not purport to be complete and is subject to, and qualified in its entirety by, the full text of the Altanine Merger Agreement, a copy of which is herein incorporated by reference to the Current Report on Form 8-K filed with the SEC on July 29, 2025

On July 28, 2025, the Company executed Addendum #3 to the Professional Services Agreement in effect between Profesco, Inc., Terrence M. Tierney and the Company (the “Services Agreement”).

Polomar, Profesco and Tierney agree as follows:

1.	The ServiceAgreement shall be extended through August 31, 2025.
2.	Total compensation for the period commencing on April 1, 2025, through August 31, 2025, shall be at a flat rate of sixty-four thousand and 00/100 dollars ($64,000.00) plus reasonable approved expenses.
3.	Profesco shall issue to Polomar semi-monthly invoices for services rendered pursuant to the Agreement.
4.	Tierney shall continue to serve as the President, interim CEO and Secretary of Polomar.
5.	The remaining terms of the Agreement shall remain unchanged and in full effect.

On July 28, 2025, the Company entered into a Promissory Note and Loan Agreement (the “Profesco Note”) with Profesco Holdings, LLC., a Michigan limited liability company (“Profesco Holdings”).

The Note incorporates the following material terms:

●	The Company may draw up to $100,000 per the terms of the Note.

●

The Note shall mature and be payable in full on or before October 31, 2025, or immediately upon other events as disclosed in the Note. The initial interest rate shall be 12% APR accruing on a calendar quarterly basis. In the event the Note is not paid in full on or before October 31, 2025, then the interest rate shall be equal to the prime interest rate as published on the first day of each month in the Wall Street Journal – Money Rates plus 7%.

Terrence M. Tierney, the Company’s CEO, President and Secretary and a director of the Company, is the sole member and manager of Profesco Holdings.

As of the date of the filing, the Company has received draws pursuant to the terms of the Note in the aggregate amount of $128,499.22.

On August 15, 2025, the Company issued an additional 8,333 shares of restricted common stock to Gabriel Del Virginia, 7,695 shares of restricted common stock to Terrence Tierney and 8,400 shares of restricted common stock to David Spiegel per the terms of their respective Director Services Agreements.

Effective September 15, 2025, the Company has entered into an Executive Employment Agreement (“Tierney Employment Agreement”) with Terrence M. Tierney. Mr. Tierney shall serve as the Company’s President, Chief Executive Officer and Secretary.

Mr. Tierney will earn a salary of $27,750 per month and will be eligible to receive an annual discretionary bonus, with a target annual bonus of seventy-five percent (75%) of his base salary, in accordance with Polomar’s compensation policy and as determined by Polomar’s Compensation Committee.

Mr. Tierney’s employment is considered “at-will”, and he will be entitled to benefits offered by Polomar to other senior executive employees, including health insurance, paid leave, employee stock options, and participation in any 401K plan offered by Polomar. Mr. Tierney is to receive a sign-on bonus of 125,000 shares of Polomar’s common stock and 1,000,000 ten-year non-qualified options to purchase Polomar’s common stock at a strike price of $.20 per share.

In accordance with the terms of the Tierney Employment Agreement, Mr. Tierney will be eligible to receive severance benefits upon termination of his employment by Polomar without cause or upon his resignation for good reason, including accelerated vesting of his employee stock options, a lump sum payment, and reimbursement of health insurance premiums. Mr. Tierney will also be entitled to certain severance benefits upon his termination in the event of a change in control of Polomar, including a lump sum payment and accelerated vesting of his employee stock options.

Mr. Tierney will have rights to indemnification and directors’ and officers’ liability insurance maintained by Polomar.

On September 15, 2025, the Company issued an additional 8,333 shares of restricted common stock to Gabriel Del Virginia, 8,652 shares of restricted common stock to Terrence Tierney and 8,400 shares of restricted common stock to David Spiegel per the terms of their respective Director Services Agreements. The Company also issued 25,000 shares of common stock to Mr. Tierney pursuant to the terms of the Tierney Employment Agreement.

NOTE 9 – SUBSEQUENT EVENTS

On January 9, 2025, the Company entered into a Restated and Amended Know How and Patent License Agreement with Pinata Holdings, Inc., (the “Restated Agreement”). The Restated Agreement was modified to include Polomar Specialty Pharmacy, LLC as an additional party to the Restated Agreement and the right of the Company to sub-license the licensed intellectual property was removed from the Restated Agreement. All other material terms of the original agreement remain unchanged.

On March 11, 2025, Polomar Health Services, Inc., a Nevada corporation (“Company”), executed a Product Fulfillment and Distribution Agreement, effective on March 12, 2025, and as amended on March 17, 2025, (the “Agreement”) with ForHumanity, Inc., a Delaware corporation (“ForHumanity”) and Island Group 40, LLC (“IG4”).

The Agreement, as amended, allows ForHumanity to exclusively market (through September 30, 2025), the Company’s previously licensed, patent pending, inhalable sildenafil and inhalable sumatriptan. The Company shall be solely responsible for fulfilling valid prescriptions for these medications through our wholly owned subsidiary, Polomar Specialty Pharmacy, LLC (“Polomar”). IG4 provides account management services on behalf of the Company.

The Agreement incorporates the following material terms:

The license is for an initial term of three years and may be automatically renewed for additional terms pursuant to the Agreement, provided ForHumanity meets certain revenue commitments prior to the end of the initial term.

In exchange for a guaranteed payment of $750,000 the Company has granted exclusivity to market the products to potential customers through September 30, 2025. Exclusivity may be extended through March 30, 2026, provided ForHumanity provides at least $1,500,000 in sales revenue to the Company this year. The Agreement provides for additional exclusivity extensions upon ForHumanity meeting increased revenue goals to the Company.

Effective April 10, 2025, the Company’s Board of Directors appointed Charlie Lin, the Company’s current Controller to the office of Treasurer and Mr. Lin shall additionally serve as the Company’s Chief Financial Officer. Also, effective April 10, 2025, Mr. Tierney resigned his positions as Treasurer and Chief Financial Officer.

On May 7, 2025, the Company entered into a Board of Directors Services Agreement with David Spiegel, a director of the Company (the “DS Agreement”). The DS Agreement provides for Mr. Spiegel to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Spiegel was appointed to the Board on October 1, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Spiegel is entitled to fiscal compensation in the amount of $36,354.00 and shall receive a total of 104,384 shares of restricted common stock pursuant to the terms of the DS Agreement. On May 15, 2025, the Company issued 62,384 shares of fully vested stock to Mr. Spiegel. The remaining stock compensation due Mr. Spiegel shall vest in equal monthly issuances of 8,400 shares through the end of his initial term on October 16, 2025.

On May 7, 2025, the Company entered into a Board of Directors Services Agreement with Gabe Del Virginia, a director of the Company (the “GDV Agreement”). The GDV Agreement provides for Mr. Spiegel to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Del Virginia was appointed to the Board on July 18, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Del Virginia is entitled to fiscal compensation in the amount of $43,750.00 and shall receive a total of 125,000 shares of restricted common stock pursuant to the terms of the GDV Agreement. On May 15, 2025, the Company issued 83,355 shares of fully vested stock to Mr. Del Virginia. The remaining stock compensation due Mr. Del Virginia shall vest in equal monthly issuances of 8,333 shares through the end of his initial term on October 16, 2025.